Contingencies, commitments and restrictions on the distribution of profits - Other commitments (Details) - Dec. 31, 2022 R$ in Millions	USD ($)	BRL (R$)
ICASGA
Contingencies, commitments and restrictions on the distribution of profits
Energy supply contract guaranteed by entity	$ 192	R$ 1.0
ICAB
Contingencies, commitments and restrictions on the distribution of profits
Energy supply contract guaranteed by entity	$ 268	R$ 1.4